BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Basis Of Preparation And Significant Accounting Policies [Line Items]
Net current assets	$ 29.3
Proceeds from sale of business	30.0
Reduction Of Gross Debt	$ 10.0
Capitalised development expenditure [member]
Basis Of Preparation And Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets (In years)	15 years